BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Net Income (Loss) Per Share (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Oct. 03, 2025	Oct. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Weighted average common shares outstanding	5,322,528		4,803,859
Add: Weighted average pre-funded warrants	4,413,103		4,066,498
Weighted average shares outstanding- basic (in shares)	9,735,631	118,206	8,870,357	88,261	517,671	5,288
Weighted average shares outstanding- diluted (in shares)	9,735,631	118,206	8,870,357	88,261
Antidilutive securities excluded from the computation of diluted net loss per share	18,787,560	852,173	18,787,560	852,173	3,121,494	26,769
Pre-Funded Warrants
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Exercise price of warrants							$ 0.0001	$ 0.0001
Warrants
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Antidilutive securities excluded from the computation of diluted net loss per share	18,063,333	852,031	18,063,333	852,031	3,121,203	26,332
Stock options
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Antidilutive securities excluded from the computation of diluted net loss per share	724,227	142	724,227	142	291	437